Acquisitions (Pro Forma Financial Information) (Details) (Linn Energy, LLC [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Linn Energy, LLC [Member]
Business Acquisition Pro Forma Results of Operations
Total revenues and other	$ 1,937,620	$ 2,422,381
Total operating expenses	1,900,231	1,293,283
Net income (loss)	$ (391,868)	$ 639,664
Basic net income (loss) per unit	$ (1.95)	$ 3.65
Diluted net income (loss) per unit	$ (1.95)	$ 3.64